2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 1,235	$ 447
Accrued professional fees	154	203
Deferred rent	36	54
Accrued warranty	82	119
Accrued vacation	177	144
Other accrued expenses	223	48
Total	$ 1,907	$ 1,015